Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2018
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 12: -	SELECTED STATEMENTS OF OPERATIONS DATA

a.	The Company applies ASC 280, “Segment Reporting”. The Company operates in one reportable segment (see also Note 1 for a brief description of the Company’s business).

b.	The following table presents total revenues for the years ended December 31, 2018, 2017 and 2016 and long-lived assets as of December 31, 2018 and 2017:

1.	Revenues by geographic region are as follows (prior period amounts have not been adjusted under the modified retrospective method):

	Year ended December 31,
	2018	2017	2016

North America	$22,164	$25,157	$19,167
Europe	362	778	946
Asia (excluding Philippines)	923	374	355
Philippines	6,235	4,501	4,959
South America (excluding Brazil)	671	883	785
Brazil	2,908	1,783	2,496
Other (including Israel)	787	3,757	802

	$34,050	$37,233	$29,510

Total revenues are attributed to geographic areas based on the location of the end-customer.

In 2018, 2017 and 2016, the amount of export revenues represented 98%, 90% and 98% of the Company’s total revenues.

2.	Major customer data as a percentage of total revenues:

In 2018, the Company had two customers in the United States and one in the Philippines that amounted 63% and 18%, respectively, of the total consolidated revenues. In 2017, the Company had one customer in the United States and one in the Philippines that amounted 66% and 12%, respectively, of the total consolidated revenues. In 2016, the Company had one customer in the United States and one in the Philippines that amounted 62% and 17%, respectively, of the total consolidated revenues.

3.	Property and equipment, net, by geographic areas:

	Year ended December 31,
	2018	2017

Israel	$1,535	$1,781
Other	297	143

	$1,832	$1,924

c.	Financial income, net:

	Years ended December 31,
	2018	2017	2016

Financial Income:
Interest income	$1,455	$572	$489
Foreign currency exchange gain	784	215	424

	2,239	787	913

Financial expenses:
Bank charges	(15)	(58)	(23)
Foreign currency exchange loss	(1,088)	(340)	(74)

	(1,103)	(398)	(97)

	$1,136	$389	$816

d.	Net income (loss) per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2018	2017	2016
Numerator:

Numerator for basic net income (loss) per Ordinary Share	$(2,415)	$2,901	$1,915

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net income (loss) per Ordinary Share	$(2,415)	$2,901	$1,915

Denominator:

Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	13,630,793	12,039,176	10,406,897

Effect of dilutive securities:
Share-based compensation granted	-	312,390	372,650

Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,630,793	12,351,566	10,779,547